GOODWILL AND OTHER INTANGIBLE ASSETS (Details) (USD $)	16 Months Ended
	Dec. 31, 2013	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2012
Activity of goodwill
Balance at the beginning of the period		$ 2,291,943,000	$ 2,291,943,000	$ 2,251,296,000
Increase in Goodwill from purchase price allocation adjustments	31,951,000
Balance at the end of the period	2,291,943,000	2,291,943,000	2,291,943,000	2,251,296,000
Rave
Activity of goodwill
Balance at the beginning of the period				87,720,000
Increase in Goodwill from purchase price allocation adjustments	8,696,000
Balance at the end of the period				$ 87,720,000